September 30, 2016

2016 Annual Report to Shareholders

QQQ	PowerShares QQQ TrustSM, Series 1

Introduction

The PowerShares QQQ TrustSM, Series 1 (the “Trust’’) is a unit investment trust that issues securities called PowerShares QQQ SharesSM. The Trust holds all of the component securities of the NASDAQ-100 Index® (the “Index”). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Index (the component securities of the Index are sometimes referred to herein as “Index Securities”). There can be no assurance that this investment objective will be met fully.

1

Schedule of Investments

PowerShares QQQ TrustSM, Series 1 (QQQ)

September 30, 2016

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Airlines—0.3%
3,713,874	American Airlines Group, Inc.	$135,964,927

	Auto Manufacturers—0.9%
2,456,587	PACCAR, Inc.	144,398,184
1,045,899	Tesla Motors, Inc.(a)	213,394,773

		357,792,957

	Beverages—0.5%
1,334,054	Monster Beverage Corp.(a)	195,852,468

	Biotechnology—9.4%
1,571,582	Alexion Pharmaceuticals, Inc.(a)	192,581,658
5,244,886	Amgen, Inc.	874,899,434
1,535,662	Biogen, Inc.(a)	480,708,276
1,198,931	BioMarin Pharmaceutical, Inc.(a)	110,925,096
5,432,409	Celgene Corp.(a)	567,849,713
9,248,804	Gilead Sciences, Inc.	731,765,372
1,027,398	Illumina, Inc.(a)	186,637,121
1,317,573	Incyte Corp.(a)	124,233,958
724,539	Regeneron Pharmaceuticals, Inc.(a)	291,279,169
1,736,498	Vertex Pharmaceuticals, Inc.(a)	151,439,990

		3,712,319,787

	Commercial Services—1.8%
3,197,100	Automatic Data Processing, Inc.	281,984,220
8,458,682	PayPal Holdings, Inc.(a)	346,552,201
1,184,188	Verisk Analytics, Inc.(a)	96,250,801

		724,787,222

	Computers—12.0%
37,765,277	Apple, Inc.	4,269,364,565
4,253,713	Cognizant Technology Solutions Corp., Class A(a)	202,944,647
1,950,061	NetApp, Inc.	69,851,185
2,100,942	Seagate Technology PLC	80,991,314
1,992,296	Western Digital Corp.	116,489,547

		4,739,641,258

	Distribution & Wholesale—0.2%
2,025,137	Fastenal Co.	84,610,224

	Engineering & Construction—0.2%
873,329	SBA Communications Corp., Class A(a)	97,952,580

	Environmental Control—0.1%
595,978	Stericycle, Inc.(a)	47,761,677

	Food—3.3%
8,533,999	Kraft Heinz Co. (The)	763,878,250
10,901,983	Mondelez International, Inc., Class A	478,597,054
2,234,348	Whole Foods Market, Inc.	63,343,766

		1,305,819,070

	Healthcare—Products—1.0%
1,632,998	DENTSPLY Sirona, Inc.	97,049,071
573,244	Henry Schein, Inc.(a)	93,427,307
269,678	Intuitive Surgical, Inc.(a)	195,470,705

		385,947,083

	Internet—27.1%
2,066,436	Alphabet, Inc., Class A(a)	1,661,538,530
2,408,070	Alphabet, Inc., Class C(a)	1,871,768,730
3,322,529	Amazon.com, Inc.(a)	2,781,986,757

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet (continued)
1,920,530	Baidu, Inc. ADR(a)	$349,670,897
2,621,894	Ctrip.com International Ltd. ADR(a)	122,101,604
7,912,746	eBay, Inc.(a)	260,329,343
960,716	Expedia, Inc.	112,134,772
16,280,571	Facebook, Inc., Class A(a)	2,088,308,842
6,418,656	JD.com, Inc. ADR(a)	167,462,735
947,664	Liberty Ventures, Series A(a)	37,783,364
3,004,710	Netflix, Inc.(a)	296,114,170
346,395	Priceline Group, Inc. (The)(a)	509,716,779
4,314,301	Symantec Corp.	108,288,955
931,103	TripAdvisor, Inc.(a)	58,827,088
6,670,541	Yahoo!, Inc.(a)	287,500,317

		10,713,532,883

	Leisure Time—0.2%
1,591,671	Norwegian Cruise Line Holdings Ltd.(a)	60,005,997

	Lodging—0.3%
1,782,906	Marriott International, Inc., Class A	120,043,061

	Media—6.5%
1,898,722	Charter Communications, Inc., Class A(a)	512,597,978
16,837,196	Comcast Corp., Class A	1,116,979,583
1,057,482	Discovery Communications, Inc., Class A(a)	28,467,416
1,671,733	Discovery Communications, Inc., Class C(a)	43,983,295
1,586,827	DISH Network Corp., Class A(a)	86,926,383
1,852,862	Liberty Global PLC, Class A(a)	63,330,823
4,518,834	Liberty Global PLC, Series C(a)	149,302,275
34,186,990	Sirius XM Holdings, Inc.(a)	142,559,748
7,457,034	Twenty-First Century Fox, Inc., Class A	180,609,364
5,596,426	Twenty-First Century Fox, Inc., Class B	138,455,579
2,433,526	Viacom, Inc., Class B	92,717,341

		2,555,929,785

	Pharmaceuticals—1.1%
4,416,930	Express Scripts Holding Co.(a)	311,526,073
3,748,886	Mylan NV(a)	142,907,534

		454,433,607

	Retail—6.1%
1,082,521	Bed Bath & Beyond, Inc.	46,667,480
3,070,173	Costco Wholesale Corp.	468,232,084
1,651,603	Dollar Tree, Inc.(a)	130,361,025
3,130,300	Liberty Interactive Corp. QVC Group, Class A(a)	62,637,303
665,279	O’Reilly Automotive, Inc.(a)	186,351,301
2,799,952	Ross Stores, Inc.	180,036,914
10,278,693	Starbucks Corp.	556,488,439
936,764	Tractor Supply Co.	63,091,055
437,005	Ulta Salon Cosmetics & Fragrance, Inc.(a)	103,998,450
7,585,456	Walgreens Boots Alliance, Inc.	611,539,463

		2,409,403,514

	Semiconductors—11.4%
2,154,864	Analog Devices, Inc.	138,880,985
7,575,464	Applied Materials, Inc.	228,400,240
2,771,987	Broadcom Ltd.	478,223,197
33,157,543	Intel Corp.	1,251,697,248
1,123,150	Lam Research Corp.	106,373,537
1,680,122	Linear Technology Corp.	99,614,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Schedule of Investments (continued)

PowerShares QQQ TrustSM, Series 1 (QQQ)

September 30, 2016

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Semiconductors (continued)
1,987,010	Maxim Integrated Products, Inc.	$79,341,309
1,508,805	Microchip Technology, Inc.	93,757,143
7,277,505	Micron Technology, Inc.(a)	129,394,039
3,749,512	NVIDIA Corp.	256,916,562
2,377,376	NXP Semiconductors NV(a)	242,516,126
10,328,108	QUALCOMM, Inc.	707,475,398
1,314,006	Skyworks Solutions, Inc.	100,048,417
7,030,951	Texas Instruments, Inc.	493,432,141
1,776,469	Xilinx, Inc.	96,533,325

		4,502,604,100

	Software—13.1%
5,196,580	Activision Blizzard, Inc.	230,208,494
3,492,234	Adobe Systems, Inc.(a)	379,047,078
1,224,513	Akamai Technologies, Inc.(a)	64,886,944
1,555,170	Autodesk, Inc.(a)	112,485,446
2,936,201	CA, Inc.	97,129,529
2,366,841	Cerner Corp.(a)	146,152,432
1,201,733	Check Point Software Technologies Ltd.(a)	93,266,498
1,091,374	Citrix Systems, Inc.(a)	93,006,892
2,107,922	Electronic Arts, Inc.(a)	180,016,539
1,540,614	Fiserv, Inc.(a)	153,244,875
1,793,305	Intuit, Inc.	197,281,483
54,614,333	Microsoft Corp.	3,145,785,581
535,143	NetEase, Inc. ADR	128,851,731
2,526,787	Paychex, Inc.	146,225,164

		5,167,588,686

	Telecommunications—3.7%
35,251,006	Cisco Systems, Inc.	1,118,161,910
5,766,175	T-Mobile US, Inc.(a)	269,395,696
2,803,625	Vodafone Group PLC ADR	81,725,669

		1,469,283,275

	Toys & Games & Hobbies—0.2%
2,387,231	Mattel, Inc.	72,285,355

	Transportation—0.5%
6,630,032	CSX Corp.	202,215,976

	Total Investments (Cost $41,613,978,571)—99.9%	39,515,775,492
	Other assets less liabilities—0.1%	20,045,384

	Net Assets—100.0%	$39,535,820,876

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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PowerShares QQQ TrustSM, Series 1 (QQQ)

Statement of Assets and Liabilities

September 30, 2016

Assets:
Investments in securities, at value	$39,515,775,492
Cash	126,096,948
Receivables:
Investments sold	822,397,466
Shares sold	552,062,246
Dividends	14,924,064

Total Assets	41,031,256,216

Liabilities:
Payables:
Shares repurchased	822,800,699
Investments purchased	551,797,482
Distributions	97,403,211
Amount due to Sponsor	12,316,220
Amount due to Licensor	8,370,942
Amount due to Trustee	2,158,482
Accrued expenses	588,304

Total Liabilities	1,495,435,340

Net Assets	$39,535,820,876

Net Assets Consist of:
Shares of beneficial interest	$46,614,196,005
Undistributed net investment income	14,909,771
Undistributed net realized gain (loss)	(4,995,081,821)
Net unrealized appreciation (depreciation)	(2,098,203,079)

Net Assets	$39,535,820,876

Shares outstanding (unlimited shares authorized, no par value)	333,000,000
Net asset value	$118.73

Total investments, at cost	$41,613,978,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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PowerShares QQQ TrustSM, Series 1 (QQQ)

Statements of Operations

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Investment Income:
Dividend income	$519,683,143	$512,997,339	$771,162,567
Foreign withholding tax	(73,945)	(80,353)	(1,203,461)

Total Income	519,609,198	512,916,986	769,959,106

Expenses:
Licensing fees	33,337,145	34,109,036	37,223,496
Trustee fees	22,333,835	22,859,000	24,802,194
Marketing expenses	20,191,614	19,390,239	24,028,070
Professional fees	124,879	118,835	138,439
Other expenses	1,129,262	1,005,277	616,570

Total Expenses	77,116,735	77,482,387	86,808,769

Net Investment Income	442,492,463	435,434,599	683,150,337

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(1,001,892,563)	(220,983,369)	(392,168,338)
In-kind redemptions	3,709,338,441	6,807,071,254	8,959,055,466

Net realized gain	2,707,445,878	6,586,087,885	8,566,887,128

Net change in unrealized appreciation (depreciation) on investment securities	2,767,708,537	(5,787,099,822)	792,269,664

Net realized and unrealized gain	5,475,154,415	798,988,063	9,359,156,792

Net increase in net assets resulting from operations	$5,917,646,878	$1,234,422,662	$10,042,307,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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PowerShares QQQ TrustSM, Series 1 (QQQ)

Statements of Changes in Net Assets

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Operations:
Net investment income	$442,492,463	$435,434,599	$683,150,337
Net realized gain	2,707,445,878	6,586,087,885	8,566,887,128
Net change in unrealized appreciation (depreciation)	2,767,708,537	(5,787,099,822)	792,269,664

Net increase in net assets resulting from operations	5,917,646,878	1,234,422,662	10,042,307,129

Distributions to Shareholders from:
Net investment income	(433,083,827)	(429,531,545)	(665,867,146)

Shareholder Transactions:
Proceeds from shares sold	90,897,588,061	86,225,545,103	63,740,600,578
Value of shares repurchased	(93,669,443,359)	(92,265,126,607)	(69,310,164,621)

Net increase (decrease) in net assets resulting from shares transactions	(2,771,855,298)	(6,039,581,504)	(5,569,564,043)

Increase (Decrease) in Net Assets	2,712,707,753	(5,234,690,387)	3,806,875,940

Net Assets:
Beginning of year	36,823,113,123	42,057,803,510	38,250,927,570

End of year	$39,535,820,876	$36,823,113,123	$42,057,803,510

Undistributed net investment income at end of year	$14,909,771	$11,928,461	$10,684,900

Changes in Shares Outstanding:
Shares sold	831,600,000	821,400,000	713,900,000
Shares repurchased	(860,050,000)	(885,750,000)	(773,500,000)
Shares outstanding, beginning of year	361,450,000	425,800,000	485,400,000

Shares outstanding, ending of year	333,000,000	361,450,000	425,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights

PowerShares QQQ TrustSM, Series 1 (QQQ)

	Year Ended September 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of year	$101.88	$98.77	$78.80	$68.61	$52.47
Net investment income(a)	1.26	1.16	1.41	1.02	0.63
Net realized and unrealized gain on investments	16.83	3.10	19.90	10.16	16.13
Total from investment operations	18.09	4.26	21.31	11.18	16.76
Distributions to Shareholders from:
Net investment income	(1.24)	(1.15)	(1.34)	(0.99)	(0.62)
Net asset value at end of year	$118.73	$101.88	$98.77	$78.80	$68.61
Net Asset Value Total Return(b)	17.85%	4.27%	27.20%	16.48%	32.04%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$39,535,821	$36,823,113	$42,057,804	$38,250,928	$34,629,132
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.15%	1.10%	1.57%	1.46%	1.00%
Portfolio turnover rate(c)	7.49%	11.43%	5.19%	14.73%	9.12%

(a)	Based on average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares QQQ TrustSM, Series 1

September 30, 2016

Note 1. Organization

The PowerShares QQQ TrustSM, Series 1 ( the “Trust”) is a unit investment trust organized under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The shares of the Trust are referred to herein as “Shares” or “Trust’s Shares.” The Trust’s Shares are listed and traded on the NASDAQ Global Market tier of NASDAQ.

The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the NASDAQ — 100 Index® (the “Underlying Index”).

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco PowerShares Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Trust for the purposes of determining the net asset value of the Trust, and (b) relating to rebalancing and adjustments of the Trust’s portfolio.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Trust in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the NASDAQ last trade or official closing price of The NASDAQ Stock Market, Inc. (the “NASDAQ Stock Market”), which is deemed to be the principal market on which the securities are traded. If there is no NASDAQ last trade or official closing price on the day of valuation, a security is valued at the closing bid price of the NASDAQ Stock Market. If a security is not quoted on the NASDAQ Stock Market, the principal market of the security is other than the NASDAQ Stock Market, or the Sponsor deems the last trade or official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Standard Terms and Conditions of Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the NASDAQ Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

B. Other Risks

Index Risk. Unlike many investment companies, the Trust does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Trust would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that the Trust holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Trust holds participate or factors relating to specific companies in which the Trust invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Trust holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Trust holds. In addition, securities of an issuer in the Trust’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Non-Correlation Risk. The Trust’s return may not match the return of its Underlying Index for a number of reasons. For example, the Trust incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Trust’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of

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the Trust and its Underlying Index may vary due to asset valuation differences and differences between the Trust’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

C. Federal Income Taxes

The Trust intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Trust’s taxable earnings to its shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, the expiration of capital loss carryforwards and return of capital adjustments on investments, if any.

The Trust files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate Actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees, and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of the Trust.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.20% per annum of the daily NAV of the Trust.

F. Dividends and Distributions to Shareholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

Note 3. Agreements with the Trustee, Licensor and Sponsor

The Trust pays the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to The NASDAQ OMX Group, Inc. (the “Licensor”) for a license to use the Index as a basis for determining the composition and weighting of securities held by the Trust.

The Sponsor entered into a license agreement with the Licensor (the “License Agreement”). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. License fees of $8,370,942 were payable to the Licensor at September 30, 2016. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the

9

aggregate average net assets. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of Trust shares and the License Agreement has no express termination date.

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee at the following annual rates:

Net Assets of the Trust	Fee as a Percentage of Net Assets of the Trust
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000-$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000-$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*	The fee indicated applies to that portion of the net assets of the Trust which falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee’s compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall. Trustee fees of $2,158,482 were payable to the Trustee at September 30, 2016.

Marketing expenses for the years ended September 30, 2016, 2015 and 2014, represent expenses incurred by the Sponsor, if any, on behalf of the Trust and charged to the Trust, subject to the reimbursement provisions below. Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year. The amount of $12,316,220 remains payable to the Sponsor at September 30, 2016.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2016, and until determined otherwise, the ordinary operating expenses of the Trust as calculated by the Trustee would not be permitted to exceed an amount which is 20/100 of one percent (0.20%) per annum of the daily net asset value of the Trust. To the extent during such period that ordinary operating expenses of the Trust exceeds such 0.20% amount, the Sponsor has agreed to reimburse the Trust for or assume such excess ordinary operating expenses. The Sponsor may be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the 0.20% per annum level on any given day.

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Trust. Prior to January 2, 2016, ALPS Distributors, Inc. was the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period),

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unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2016, 2015 and 2014:

	2016	2015	2014
Ordinary Income	$433,083,827	$429,531,545	$665,867,146

Tax Components of Net Assets at Fiscal Year-End:

Undistributed Ordinary Income	$105,141,697
Temporary Book/Tax Differences	(97,403,212)
Net Unrealized Appreciation (Depreciation)	(2,198,717,297)
Capital Loss Carryforward	(4,284,853,044)
Post-October Capital Losses Deferrals*	(602,543,273)
Shares of Beneficial Interest	46,614,196,005

Total Net Assets	$39,535,820,876

*	The Funds will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year that are deemed to arise on the first business day of each Fund’s next taxable year.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for the Trust as of September 30, 2016.

			Post-effective/ no expiration
2017	2018	2019	Short-Term	Long-Term	Total*	Expired
$610,749,524	$1,571,731,420	$145,185,141	$33,240,902	$1,923,946,057	$4,284,853,044	$1,887,411,542

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the fiscal year ended September 30, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $2,895,250,430 and $2,893,801,867, respectively.

For the fiscal year ended September 30, 2016, in-kind transactions associated with creations and redemptions were $90,774,926,634 and $93,540,742,447 respectively.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

Aggregate gross unrealized appreciation of investment securities	$1,204,645,974
Aggregate gross unrealized (depreciation) of investment securities	(3,403,363,271)

Net unrealized appreciation (depreciation) of investment securities	(2,198,717,297)

Cost of investment securities for tax purposes is $41,714,492,789.

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Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions, and expired capital loss carryforwards on September 30, 2016, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of the Trust. For the fiscal year ended September 30, 2016, the reclassifications were as follows:

Undistributed Net Investment Income	$(6,427,326)
Undistributed Net Realized Gain (Loss)	(1,335,074,512)
Shares of Beneficial Interest	1,341,501,838

Note 8. Capital

The Trust’s Shares are issued and redeemed only in size aggregations of 50,000 Shares, called “Creation Units”. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per PowerShares QQQ shares and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is either, $0, $500 or $1,000 per participating party per day, depending on specific circumstances. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is $4,000 per participating party per day.

Transaction fees are received by the Trustee from the participating party and used to offset the expense of processing orders. For the years ended September 30, 2016, 2015 and 2014, the Trustee earned $1,371,500, $1,244,000 and $972,050, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2016, 2015 and 2014.

Note 9. Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

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Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and Unitholders of PowerShares QQQ TrustSM, Series 1:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares QQQ TrustSM, Series 1 (the “Trust”) as of September 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion. The financial highlights for the years ended September 30, 2013 and prior were audited by other auditors whose report dated January 16, 2014 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Chicago, IL

December 22, 2016

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Supplemental Information

(Unaudited)

Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution

The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and the Trust’s net asset value. Net Asset Value, or “NAV”, is the price at which a Trust issues and redeems shares. The “Closing Market Price” of a share in the Trust is determined and published by The Nasdaq Stock Market, as of the time that the Trust’s NAV is calculated. The Trust’s Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that a Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Trust is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2011 through September 30, 2016.

Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.

PowerShares QQQ TrustSM, Series 1

Five Year Period Ended September 30, 2016

Premium/Discount Range	Number of Trading Days(a)	Percentage of Total Trading Days
Greater than 0.25%	4	0.32%
Between zero and 0.25%	589	46.82%
Closing Price Equal to NAV	—	—%
Between zero and -0.25%	663	52.70%
Less than -0.25%	2	0.16%
Total	1,258	100.00%

(a)	Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.

Annualized and Cumulative Returns for the PowerShares QQQ TrustSM, Series 1

Annualized Total Return

For the Period Ended September 30, 2016

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
PowerShares QQQ TrustSM, Series 1	17.85%	18.04%	18.13%	19.17%	19.16%	19.44%	12.28%	12.29%	12.50%	5.54%	5.54%	5.76%

Cumulative Total Return

For the Period Ended September 30, 2016

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
PowerShares QQQ TrustSM, Series 1	17.85%	18.04%	18.13%	140.36%	140.29%	143.13%	218.45%	218.73%	224.78%	157.94%	157.70%	167.47%

(a)	Annualized Total Return and Cumulative Total Return and for the period since inception is calculated from the inception date March 10, 1999. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

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Supplemental Information (continued)

(Unaudited)

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Trust at market closing price and net asset value, respectively. Since Trust shares typically do not trade in the secondary market until after several days after Trust inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike the Trust, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Trust. Trust expenses negatively impact the performance of the Trust. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption or sale of Trust shares. Trust shares may be worth more or less than their original cost when they are redeemed or sold in the market. The Trust’s past performance is no guarantee of future results.

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Tax Information

(Unaudited)

For the year ended September 30, 2016, the Trust reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of ordinary income distributions paid as qualified dividend income (QDI) and eligible for corporate dividends received deduction (DRD):

	QDI	DRD
PowerShares QQQ TrustSM, Series 1	100%	100%

In January 2017, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2016.

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PowerShares QQQ TrustSM, Series 1

Sponsor

Invesco PowerShares Capital Management, LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

Trustee

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Distributor

Effective January 2, 2016:

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Prior to January 2, 2016:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1 N. Wacker Drive

Chicago, IL 60606

Legal Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, D.C. 20036

P-QQQ-AR-1